UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03495

DWS Money Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2014 (Unaudited)

NY Tax Free Money Fund
	Principal Amount ($)	Value ($)
Municipal Investments 99.4%
New York 88.9%
Albany, NY, Industrial Development Agency, Albany College of Pharmacy, Series A, 0.04% *, 7/1/2038, LOC: TD BankNorth NA	100,000	100,000
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.12% *, 10/1/2041, LIQ: Barclays Bank PLC	2,200,000	2,200,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.12% *, 10/1/2041, LIQ: Barclays Bank PLC	1,600,000	1,600,000
Long Island, NY, Power Authority, Series 3A, 0.04% *, 5/1/2033, LOC: JPMorgan Chase Bank NA	250,000	250,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Nursing Home, 0.06% *, 12/1/2040, LOC: HSBC Bank U.S.A. NA	520,000	520,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Home Aged Project:, 0.06% *, 12/1/2040, LOC: HSBC Bank U.S.A. NA	425,000	425,000
Nassau, NY, Health Care Corp. Revenue, Series D-2, 0.1% *, Mandatory Put 10/27/2014 @ 100, 8/1/2029, LOC: JPMorgan Chase Bank NA	1,800,000	1,800,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Prerefunded 10/1/2014 @ 100, 5.125%, 4/1/2018, INS: AGMC	500,000	500,000
New York, Sales Tax Asset Receivable Corp., Series A, 144A, 5.0%, 10/15/2029, INS: AMBAC	2,010,000	2,013,806
New York, State Dormitory Authority Revenue, State Supported Debt, Mental Health, Series E, Prerefunded 2/15/2015 @ 100, 144A, 5.0%, 2/15/2019, INS: NATL	510,000	519,247
New York, State Dormitory Authority Revenues, St. John's University, Series B-1, 0.05% *, 7/1/2034, LOC: Bank of America NA	100,000	100,000
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series B, 144A, 5.0%, 3/15/2015	600,000	613,370
Series E, 144A, 5.0%, 8/15/2015	500,000	521,335
Series F, Prerefunded 3/15/2015 @ 100, 144A, 5.0%, 3/15/2023	550,000	562,164
New York, State Environmental Facilities Corp. Revenue, State Revolving Funds-Master Financing Program, Series A, 144A, 4.0%, 8/15/2015	500,000	516,749
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series A, 144A, 0.31% *, 5/1/2048, LOC: Bank of China	2,150,000	2,150,000
New York, State Housing Finance Agency, Historic Front Street, Series A, 0.06% *, 11/1/2036, LOC: Landesbank Hessen-Thuringen	500,000	500,000
New York, State Power Authority, TECP, 0.08%, 11/5/2014	450,000	450,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series A, 144A, 4.0%, 3/15/2015	500,000	508,819
New York, State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A, 5.0%, 4/1/2015	610,000	624,616
New York, State Urban Development Corp. Revenue:
Series A3A, 0.04% *, 3/15/2033, SPA: JPMorgan Chase Bank NA	650,000	650,000
Series 3394, 144A, 0.05% *, 3/15/2043, LIQ: Morgan Stanley Bank	310,000	310,000
New York, State Urban Development Corp. Revenue, State Personal Income Tax:
Series B, 144A, Prerefunded 3/15/2015 @ 100, 4.125%, 3/15/2016, INS: AGMC	250,000	254,474
Series A-1, 5.0%, 12/15/2014	870,000	878,599
Series C, 5.0%, 12/15/2014	250,000	252,446
New York City, NY, Health & Hospital Corp., HHC Capital Corp.:
Series D, 144A, 0.04% *, 2/15/2026, LOC: JPMorgan Chase Bank NA	465,000	465,000
Series C, 144A, 0.04% *, 2/15/2031, LOC: TD Bank NA	2,070,000	2,070,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Plaza Residences LP, Series A, AMT, 0.06% *, 7/1/2039, LOC: Citibank NA	1,465,000	1,465,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series FF-1, 0.05% *, 6/15/2044, SPA: Bank of America NA	220,000	220,000
New York City, NY, Transitional Finance Authority Revenue, Series 3393, 144A, 0.05% *, 11/1/2042, LIQ: Morgan Stanley Bank	890,000	890,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-1, 144A, 0.05% *, 11/15/2028, SPA: TD Bank NA	1,700,000	1,700,000
Series H, 2.0%, 8/1/2015	1,285,000	1,305,119
Series B, 144A, 4.0%, 11/1/2014	500,000	501,647
Series B, ETM, 5.0%, 11/1/2014	350,000	351,418
Series A-1, ETM, 144A, 5.0%, 5/1/2015	400,000	411,364
New York City, NY, Transitional Finance Authority Revenue, New York City Recovery, Series 1, 0.04% *, 11/1/2022, SPA: JPMorgan Chase Bank NA	165,000	165,000
New York City, NY, Trust for Cultural Resources, American Museum of Natural History, Series B1, 144A, 0.05% **, Mandatory Put 3/2/2015 @ 100, 4/1/2044	1,805,000	1,805,000
New York, NY, General Obligation:
Series B2, 0.08% *, 8/15/2023, SPA: Landesbank Hessen-Thuringen	2,900,000	2,900,000
Series B, 144A, 5.0%, 8/1/2015	655,000	681,632
Series G, Prerefunded 12/1/2014 @ 100, 5.0%, 12/1/2017	565,000	569,509
Port Authority of New York & New Jersey:
Series R-14077, 144A, 0.05% *, 6/1/2021, LIQ: Citibank NA	1,650,000	1,650,000
Series 169, 144A, AMT, 5.0%, 10/15/2014	1,000,000	1,001,869
Saratoga County, NY, Capital Resource Corp. Revenue, Saratoga Hospital Project, 0.04% *, 12/1/2040, LOC: HSBC Bank U.S.A. NA	1,215,000	1,215,000
Triborough, NY, Bridge & Tunnel Authority Revenues, Series B, 0.05% *, 1/1/2032, LOC: State Street Bank & Trust Co.	800,000	800,000

		38,988,183
Puerto Rico 10.5%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Control Facilities, Bristol-Myers Squibb Project, AMT, 0.14% *, 12/1/2030	2,285,000	2,285,000
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-46, 144A, 0.24% *, 9/1/2015, LOC: Royal Bank of Canada	2,335,000	2,335,000

		4,620,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $43,608,183) †	99.4	43,608,183
Other Assets and Liabilities, Net	0.6	271,080

Net Assets	100.0	43,879,263

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of September 30, 2014.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2014.

† The cost for federal income tax purposes was $43,608,183.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$43,608,183	$—	$43,608,183
Total	$—	$43,608,183	$—	$43,608,183

There have been no transfers between fair value measurement levels during the period ended September 30, 2014.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	NY Tax Free Money Fund, a series of DWS Money Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 21, 2014